Intangible assets - Summary of exploration and evaluation expenditure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration And Evaluation Expenditure [Abstract]
Net proceeds on disposal of undeveloped projects	$ 3	$ 208	$ 0